Plan Of Reorganization (Tables)	3 Months Ended
Mar. 31, 2013
Plan Of Reorganization
Plan Of Reorganization

.  It was determined that SMSA Katy Acquisition Corp’s reorganization value computed immediately before August 1, 2007, the confirmation date of the Plan of Reorganization, was approximately $1,000, which consisted of the following:

Current assets to be transferred to the post-confirmation entity	$1,000
Fair market value of property and equipment	-
Deposits with vendors and other assets transferred
to the post-confirmation entity	-

Reorganization value	$1,000